Schedule of Investments
As of February 29, 2024
Amana Income Fund
February 29, 2024
Part F
1
Continued on next page.
Common Stock - 92 .6 % Number of Shares Market Value
Percentage of
Net Assets
Consumer Discretionary
Automotive Retailers
Genuine Parts 382,000 $ 57,017,320 3.1%
Consumer Staples
Household Products
Colgate-Palmolive 450,000 38,934,000 2.2%
Kenvue 840,000 15,960,000 0.9%
Kimberly-Clark 287,000 34,775,790 1.9%
Procter & Gamble 220,000 34,966,800 1.9%
Unilever ADR 450,000 22,036,500 1.2%
146,673,090 8.1%
Packaged Food
McCormick & Co 559,288 38,512,572 2.1%
185,185,662 10.2%
Health Care
Biotech
Amgen 141,000 38,610,030 2.1%
Large Pharma
AbbVie 100,000 17,605,000 1.0%
Bristol-Myers Squibb 650,000 32,987,500 1.8%
Eli Lilly 330,000 248,714,400 13.6%
Johnson & Johnson 165,000 26,627,700 1.5%
Merck & Co 40,000 5,086,000 0.3%
Novartis ADR 295,400 29,826,538 1.6%
Pfizer 1,100,000 29,216,000 1.6%
390,063,138 21.4%
Medical Devices
Abbott Laboratories 350,000 41,524,000 2.3%
470,197,168 25.8%
Industrials
Commercial & Residential Building
Equipment & Systems
Honeywell International 50,000 9,936,500 0.5%
Johnson Controls International 550,000 32,598,500 1.8%
42,535,000 2.3%
Courier Services
United Parcel Service, Class B 220,000 32,617,200 1.8%
Electrical Power Equipment
Eaton 100,000 28,900,000 1.6%
Industrial Distribution & Rental
Ferguson 105,000 22,202,250 1.2%
W.W. Grainger 80,000 77,876,800 4.3%
100,079,050 5.5%
Industrial Machinery
Illinois Tool Works 300,000 78,645,000 4.3%
Measurement Instruments
Rockwell Automation 300,000 85,524,000 4.7%
Rail Freight
Canadian National Railway 384,000 49,800,960 2.7%
418,101,210 22.9%

Schedule of Investments
As of February 29, 2024
Amana Income Fund
2
February 29, 2024
Part F
Common Stock - 92.6% Number of Shares Market Value
Percentage of
Net Assets
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 $ 25,744,400 1.4%
Linde 130,000 58,346,600 3.2%
84,091,000 4.6%
Specialty Chemicals
PPG Industries 379,000 53,666,400 3.0%
137,757,400 7.6%
Technology
Communications Equipment
Cisco Systems 700,000 33,859,000 1.8%
Consumer Electronics
Nintendo 750,000 41,980,212 2.3%
Infrastructure Software
Microsoft 400,000 165,456,000 9.1%
Semiconductor Devices
Broadcom 23,000 29,911,270 1.7%
Texas Instruments 250,000 41,832,500 2.3%
71,743,770 4.0%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 824,500 106,088,415 5.8%
419,127,397 23.0%
Total investments (Cost $591,460,319) $ 1,687,386,157 92.6%
Other assets (net of liabilities) 134,480,929 7.4%
Total net assets $ 1,821,867,085 100.0%
ADR: American Depositary Receipt

Schedule of Investments
As of February 29, 2024
Amana Growth Fund
February 29, 2024
Part F
3
Continued on next page.
Common Stock - 96 .4 % Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media
Alphabet, Class A
1
1,345,000 $ 186,228,700 3.7%
Consumer Discretionary
Automotive Retailers
AutoZone 40,000 120,240,800 2.4%
Home Products Stores
Lowe's 400,000 96,268,000 1.9%
Specialty Apparel Stores
Lululemon Athletica
1
205,000 95,753,450 1.9%
TJX Companies 1,150,000 114,011,000 2.2%
209,764,450 4.1%
426,273,250 8.4%
Consumer Staples
Household Products
Church & Dwight 1,171,300 117,270,556 2.3%
Estee Lauder, Class A 287,594 42,730,717 0.9%
160,001,273 3.2%
Health Care
Biotech
Amgen 322,225 88,234,872 1.7%
Large Pharma
AstraZeneca ADR 1,350,000 86,616,000 1.7%
Eli Lilly 348,700 262,808,216 5.1%
Johnson & Johnson 89,625 14,463,682 0.3%
Merck & Co 800,000 101,720,000 2.0%
Novo Nordisk ADR 2,003,200 239,923,264 4.7%
705,531,162 13.8%
Life Science Equipment
Agilent Technologies 900,000 123,624,000 2.4%
IDEXX Laboratories 83,000 47,744,090 1.0%
171,368,090 3.4%
Managed Care
Elevance Health 182,000 91,227,500 1.8%
Medical Devices
Stryker 300,000 104,721,000 2.1%
1,161,082,624 22.8%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 1,600,000 94,832,000 1.9%
Trane 400,000 112,788,000 2.2%
207,620,000 4.1%
Industrial Distribution & Rental
Fastenal 565,700 41,301,757 0.8%
Measurement Instruments
Keysight Technologies
1
500,000 77,150,000 1.5%

Schedule of Investments
As of February 29, 2024
Amana Growth Fund
4
February 29, 2024
Part F
Common Stock - 96.4% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Measurement Instruments (continued)
Trimble
1
1,500,000 $ 91,785,000 1.8%
168,935,000 3.3%
Metalworking Machinery
Lincoln Electric Holdings 271,400 69,641,240 1.4%
Rail Freight
Norfolk Southern 199,425 50,530,307 1.0%
Union Pacific 350,000 88,791,500 1.7%
139,321,807 2.7%
626,819,804 12.3%
Technology
Application Software
Adobe
1
320,600 179,625,768 3.6%
Intuit 285,600 189,321,384 3.7%
368,947,152 7.3%
Communications Equipment
Apple 1,989,550 359,611,162 7.1%
Cisco Systems 1,750,000 84,647,500 1.6%
444,258,662 8.7%
Information Services
Gartner
1
179,900 83,754,244 1.6%
Infrastructure Software
Microsoft 660,000 273,002,400 5.4%
Oracle 867,000 96,826,560 1.9%
ServiceNow 185,000 142,697,900 2.8%
512,526,860 10.1%
Semiconductor Devices
Advanced Micro Devices
1
1,200,000 231,036,000 4.5%
Broadcom 110,000 143,053,900 2.8%
NVIDIA 140,000 110,756,800 2.2%
484,846,700 9.5%
Semiconductor Manufacturing
ASML Holding NY 308,000 293,117,440 5.8%
Taiwan Semiconductor ADR 1,210,921 155,809,205 3.0%
448,926,645 8.8%
2,343,260,263 46.0%
Total investments (Cost $1,662,281,927) $ 4,903,665,914 96.4%
Other assets (net of liabilities) 181,073,317 3.6%
Total net assets $ 5,084,739,231 100.0%

Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 29, 2024
Amana Developing World Fund
February 29, 2024
Part F
5
Continued on next page.
Common Stock - 95 .9 % Number of Shares Market Value Country
1
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 270,000 $ 3,056,291 Saudi Arabia 2.8%
Telekomunikasi Indonesia ADR 83,000 2,123,140 Indonesia 1.9%
5,179,431 4.7%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 96,000 3,124,255 Turkey 2.9%
Home Products Stores
Wilcon Depot 5,000,000 1,920,350 Philippines 1.7%
5,044,605 4.6%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 200,000 2,483,153 Turkey 2.2%
Clicks Group 174,000 2,716,435 South Africa 2.5%
5,199,588 4.7%
Household Products
Colgate-Palmolive 35,800 3,097,416 United States 2.8%
Dabur India 390,000 2,532,581 India 2.3%
Kimberly-Clark de Mexico, Class A 1,100,000 2,445,340 Mexico 2.3%
LG Household & Health Care 5,100 1,224,936 South Korea 1.1%
Unicharm 75,000 2,491,390 Japan 2.3%
Unilever ADR 57,000 2,791,290 United Kingdom 2.6%
14,582,953 13.4%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,843,210 Indonesia 1.7%
21,625,751 19.8%
Financials
Islamic Banking
BIMB Holdings 1,476,100 765,925 Malaysia 0.7%
Islamic Insurance Carriers
Syarikat Takaful Malaysia Keluarga 1,099,981 862,377 Malaysia 0.8%
Real Estate Owners & Developers
SM Prime Holdings 2,800,000 1,574,552 Philippines 1.4%
3,202,854 2.9%
Health Care
Generic Pharma
Hikma Pharmaceuticals 116,500 2,897,224 Jordan 2.6%
Health Care Facilities
Bangkok Dusit Medical Services NVDR 3,065,000 2,435,020 Thailand 2.2%
IHH Healthcare 1,550,000 2,007,611 Malaysia 1.9%
KPJ Healthcare 4,400,992 1,529,564 Malaysia 1.4%
5,972,195 5.5%
Health Care Services
Fleury 498,750 1,597,253 Brazil 1.5%
10,466,672 9.6%

Schedule of Investments
As of February 29, 2024
Amana Developing World Fund
6
February 29, 2024
Part F
Continued on next page.
Common Stock - 95.9% Number of Shares Market Value Country
1
Percentage of
Net Assets
Industrials
Industrial Machinery
WEG 350,000 $ 2,605,057 Brazil 2.4%
Rubber & Plastic
Hartalega Holdings 2,500,000 1,323,037 Malaysia 1.2%
Waste Management
Sunny Friend Environmental Technology 157,000 524,351 Taiwan 0.5%
4,452,445 4.1%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 36,500 1,814,780 Chile 1.7%
Base Metals
Southern Copper 36,500 2,951,390 Peru 2.7%
Cement & Aggregates
UltraTech Cement 26,500 3,161,618 India 2.9%
Precious Metal Mining
Barrick Gold 144,740 2,121,888 Canada 1.9%
Steel Raw Material Suppliers
Rio Tinto ADR 41,000 2,645,730 China
2
2.4%
12,695,406 11.6%
Technology
Communications Equipment
Samsung Electronics 58,000 3,201,189 South Korea 2.9%
Sercomm 600,000 2,574,561 Taiwan 2.4%
5,775,750 5.3%
Computer Hardware & Storage
Advantech 235,931 2,911,853 Taiwan 2.7%
Electronics Components
Delta Electronics 279,000 2,599,906 China
2
2.4%
KCE Electronics NVDR 1,650,000 1,746,746 Thailand 1.6%
Samsung SDI 6,900 1,960,230 South Korea 1.8%
6,306,882 5.8%
EMS/ODM
Jabil 23,000 3,314,070 United States 3.0%
IT Services
Infosys ADR 146,500 2,924,140 India 2.7%
Semiconductor Devices
NVIDIA 9,450 7,476,084 United States 6.8%
Qualcomm 23,000 3,629,170 China
2
3.3%
11,105,254 10.1%
Semiconductor Manufacturing
ASML Holding NY 4,250 4,044,640 Netherlands 3.7%
Taiwan Semiconductor ADR 26,000 3,345,420 Taiwan 3.1%
7,390,060 6.8%
39,728,009 36.4%

Schedule of Investments
As of February 29, 2024
Amana Developing World Fund
February 29, 2024
Part F
7
Common Stock - 95.9% Number of Shares Market Value Country
1
Percentage of
Net Assets
Utilities
Power Generation
Manila Electric Co 350,000 $ 2,430,009 Philippines 2.2%
Total investments (Cost $94,528,014) $ 104,825,182 95.9%
Other assets (net of liabilities) 4,441,455 4.1%
Total net assets $ 109,266,636 100.0%
1
Country of domicile unless otherwise indicated
2
Denotes a country or region of primary exposure
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Consolidated Schedule of Investments
As of February 29, 2024
Amana Participation Fund
8
February 29, 2024
Part F
Continued on next page.
Corporate Sukuk - 70.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Saudi Telecom
2
3.890% due 05/13/2029 $ 5,450,000 $ 5,167,682 Saudi Arabia 2.7%
Consumer Discretionary
Almarai
2
4.311% due 03/05/2024 2,580,000 2,574,840 Saudi Arabia 1.3%
Energy
SA Global
2
2.694% due 06/17/2031 6,000,000 5,118,780 Saudi Arabia 2.6%
Financials
Investment Corporate of Dubai
2
5.000% due 02/01/2027 9,850,000 9,753,962 United Arab Emirates 5.1%
Kuwait Financial Bank Tier 1
2,3
3.600% due PERP 10,000,000 9,140,400 Kuwait 4.7%
Riyad
2
3.174% due 02/25/2030 8,830,000 8,559,873 Saudi Arabia 4.4%
EMAAR
2
3.700% due 07/06/2031 7,000,000 6,335,000 United Arab Emirates 3.3%
Air Lease Corp Sukuk Ltd
2
5.850% due 04/01/2028 5,500,000 5,484,389 Cayman Islands 2.9%
Majid Al Futtaim
2
4.638% due 05/14/2029 5,650,000 5,480,500 United Arab Emirates 2.8%
TNB Global Ventures
2
4.851% due 11/01/2028 5,300,000 5,233,101 Malaysia 2.7%
National Commercial Bank Tier 1
2,3
3.500% due PERP 5,550,000 5,139,855 Saudi Arabia 2.7%
Dubai Islamic Bank
2
5.493% due 11/30/2027 5,000,000 5,063,340 United Arab Emirates 2.6%
Sharjah Islamic Bank Tier 1
2,3
5.000% due PERP 5,000,000 4,830,900 United Arab Emirates 2.5%
Aldar
2
3.875% due 10/22/2029 5,000,000 4,671,400 United Arab Emirates 2.4%
Dubai Islamic Bank Tier 1
2,3
6.250% due PERP 4,500,000 4,481,550 United Arab Emirates 2.3%
Mas Al Ryan
2
2.210% due 09/02/2025 4,500,000 4,272,732 Cayman Islands 2.2%
Majid Al Futtaim
2
4.500% due 11/03/2025 2,600,000 2,547,137 United Arab Emirates 1.3%
Islamic Development Bank Trust Services
2
4.747% due 10/27/2027 2,500,000 2,502,575 Saudi Arabia 1.3%
83,496,714 43.2%
Industrials
DP World Salaam
2,3
6.000% due PERP 7,800,000 7,750,876 United Arab Emirates 4.0%
DP World Crescent
2
3.750% due 01/30/2030 4,000,000 3,685,954 United Arab Emirates 1.9%
11,436,830 5.9%
Technology
Axiata SPV2
2
2.163% due 08/19/2030 6,000,000 5,001,465 Malaysia 2.6%
Axiata SPV2
2
4.357% due 03/24/2026 4,357,000 4,262,714 Malaysia 2.2%
9,264,179 4.8%
Utilities
TNB Global Ventures Cap
2
3.244% due 10/19/2026 6,140,000 5,814,016 Malaysia 3.0%
Tabreed
2
5.500% due 10/31/2025 4,950,000 4,957,623 United Arab Emirates 2.6%
Saudi Electricity Global
2
5.060% due 04/08/2043 5,000,000 4,675,000 Saudi Arabia 2.4%
Saudi Electricity Global
2
5.500% due 04/08/2044 2,400,000 2,335,920 Saudi Arabia 1.2%
Saudi Electricity Global
2
5.684% due 04/11/2053 1,000,000 982,100 Saudi Arabia 0.5%
18,764,659 9.7%
Total Corporate Sukuk (Cost $ 142,457,000) $135,823,684 70.2%
Government Sukuk - 20.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Sukuk
Dubai Aerospace Enterprises DIFC
2
3.750% due 02/15/2026 7,700,000 7,395,850 United Arab Emirates 3.8%
Perusahaan Penerbit SBSN
2
4.550% due 03/29/2026 6,185,000 6,124,655 Indonesia 3.2%
Kingdom of Saudi Arabia
2
3.628% due 04/20/2027 6,000,000 5,763,600 Saudi Arabia 3.0%
Malaysia Sovereign Sukuk
2
4.236% due 04/22/2045 5,000,000 4,585,189 Malaysia 2.4%
Perusahaan Penerbit SBSN

3.550% due 06/09/2051 5,280,000 3,874,834 Indonesia 2.0%

Consolidated Schedule of Investments
As of February 29, 2024
Amana Participation Fund
February 29, 2024
Part F
9
Government Sukuk - 20.0% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Foreign Government Sukuk (continued)
Kingdom of Saudi Arabia
2
4.303% due 01/19/2029 $ 3,200,000 $ 3,116,000 Saudi Arabia 1.6%
Perusahaan Penerbit SBSN
2
4.450% due 02/20/2029 3,050,000 2,966,797 Indonesia 1.5%
Ras Al Khaimah
2
3.094% due 03/31/2025 2,450,000 2,378,509 United Arab Emirates 1.2%
Oman Sovereign Sukuk
2
4.875% due 06/15/2030 1,500,000 1,466,250 OMAN 0.7%
Oman Sovereign Sukuk SAOC
2
4.397% due 06/01/2024 1,200,000 1,191,821 OMAN 0.6%
Total Government Sukuk (Cost $ 41,565,000) $38,863,505 20.0%
Bank Time Deposits - 4.7% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Bank Time Deposits
Arab Banking Corp, NY Branch 5.650% due 04/22/2024 2,000,000 2,000,000 United States 1.1%
Arab Banking Corp, NY Branch 5.640% due 04/08/2024 2,000,000 2,000,000 United States 1.0%
Arab Banking Corp, NY Branch 5.600% due 03/06/2024 2,000,000 2,000,000 United Sta tes 1.0%
Gulf International Bank 5.000% due 03/24/2024 1,500,000 1,500,000 Saudi Arabia 0.8%
Gulf International Bank 5.100% due 03/14/2024 1,500,000 1,500,000 Saudi Arabia 0.8%
Total Bank Time Deposits (Cost 9,000,000) $9,000,000 4.7%
Total investments (Cost $191,193,096) $183,687,189 94.9%
Other assets (net of liabilities) 9,820,684 5.1%
Total net assets $193,507,873 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 29, 2024, the aggregate value of these securities was $174,687,189 representing 90.3% of total net assets.

Security is perpetual in nature with no stated maturity date.

Notes To Financial Statements

February 29, 2024
Part F
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust organized on July 26,
1984, pursuant to a reorganization on July 19, 2013.
Note 2 – Significant Accounting Policies
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Bank time deposits are accounted for on cost basis, which
approximates market value. Bank time deposits will be categorized as Fair Value Level 2.
Fair Value Measurements Disclosure:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2023 , in valuing the Funds’ investments carried at fair value:
Share Valuation Inputs as of February 29, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $57,017,320 $– $– $57,017,320
Consumer Staples $185,185,662 $– $– $185,185,662
Health Care $470,197,168 $– $– $470,197,168
Industrials $418,101,210 $– $– $418,101,210
Materials $137,757,400 $– $– $137,757,400
Technology $377,147,185 $41,980,212 $– $419,127,397
Total Common Stock $1,645,405,945 $41,980,212 $– $1,687,386,157
Total Assets $1,645,405,945 $41,980,212 $– $1,687,386,157

Notes To Financial Statements
(continued)
February 29, 2024
Part F
11
Growth Fund
Common Stock
1
$4,903,665,914 $– $– $4,903,665,914
Total Assets $4,903,665,914 $– $– $4,903,665,914
Developing World Fund
Common Stock
Communications $2,123,140 $3,056,291 $– $5,179,431
Consumer Discretionary $– $5,044,605 $– $5,044,605
Consumer Staples $5,888,706 $15,737,045 $– $21,625,751
Financials $– $3,202,854 $– $3,202,854
Health Care $– $10,466,672 $– $10,466,672
Industrials $– $4,452,445 $– $4,452,445
Materials $9,533,788 $3,161,618 $– $12,695,406
Technology $24,733,524 $14,994,485 $– $39,728,009
Utilities $– $2,430,009 $– $2,430,009
Total Common Stock $42,279,158 $62,546,024 $– $104,825,182
Total Assets $42,279,158 $62,546,024 $– $104,825,182
Participation Fund
Bank Time Deposits
1
$– $9,000,000 $– $9,000,000
Corporate Sukuk
1
$– $135,823,684 $– $135,823,684
Government Sukuk
1
$– $38,863,505 $– $38,863,505
Total Assets $– $183,687,189 $– $183,687,189
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)